ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jul. 31, 2018
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

A summary of the changes in accumulated other comprehensive income for the fiscal years ended July 31, 2018, 2017, and 2016 are as follows:

	Years Ended July 31,
	2018	2017	2016
Beginning balance, net of tax effect	$368,476	$264,541	$196,033
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	265,080	198,776	128,515
Tax effect	(130,963)	(68,000)	(43,000)
Unrealized gains on available-for-sale securities, net of tax effect	134,117	130,776	85,515

Amounts reclassified from accumulated other comprehensive income comprehensive income, net of tax effect:
Unrealized gain on available-for-sale securities reclassified	(23,420)	(40,841)	(25,007)
Tax effect	7,963	14,000	8,000
Amount reclassified, net of tax effect	(15,457)	(26,841)	(17,007)
Ending balance, net of tax effect	$487,136	$368,476	$264,541